Expense Example - WealthTrust DBS Long Term Growth ETF [Member]	Nov. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918